UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811 21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2005

Date of reporting period:	May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

PIMCO Corporate Opportunity Fund

Semi-Annual Report
May 31, 2005

Contents
Letter to Shareholders	1

Performance Summary & Statistics	2

Schedule of Investments	3-13

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Notes to Financial Statements	17-25

Financial Highlights	26

PIMCO Corporate Opportunity Fund Letter to Shareholders

July 18, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Corporate Opportunity Fund (the "Fund") for the six months ended May 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund's transfer agent at 1-800-331-1710. Also note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

PIMCO Corporate Opportunity Fund Performance Summary & Statistics

May 31, 2005 (unaudited)

Symbol:

PTY

Objective:

Seeks maximum total return through a combination of current income and capital appreciation.

Primary Investments:

U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

Inception Date:

December 27, 2002

Total Net Assets(1):

$1.613 billion

Portfolio Manager:

Mark Kiesel

Total Return(2):	Market Price	Net Asset Value ("NAV")
Six Months ended 5/31/05	7.79%	3.72%
1 Year ended 5/31/05	21.19%	14.70%
Commencement of Operations (12/27/02) to 5/31/05	18.05%	18.60%

Common Share Price Performance:

Commencement of Operations (12/27/02) to 5/31/05

Market Price/NAV:

Market Price	$16.78
NAV	$16.19
Premium to NAV	3.64%
Market Price Yield(3)	9.83%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at May 31, 2005.

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CORPORATE BONDS & NOTES – 72.2%
Airlines – 3.9%
$3,000	American Airlines, Inc., pass thru certificates, 7.858%, 10/1/11, Ser. 01-2	Baa2/BBB+	$3,108,954
4,033	Continental Airlines, Inc., pass thru certificates, 6.703%, 12/15/22, Ser. 01-1	Baa3/BBB+	3,880,969
2,729	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,226,472
2,000	7.487%, 4/2/12, Ser. 00-2	Baa3/BBB	2,006,347
9,761	7.707%, 10/2/22, Ser. 00-2	Baa3/BBB	9,627,670
5,000	Delta Air Lines, Inc., pass thru certificates, 7.57%, 11/18/10, Ser. 00-1	Ba1/BB	4,720,179
8,000	7.92%, 5/18/12, Ser. 00-1	B3/CCC+	3,928,181
12,500	Northwest Airlines, Inc., pass thru certificates, 6.841%, 10/1/12, Ser. 01-1	Baa3/BBB	12,054,438
1,581	6.81%, 2/1/20, Ser. 99-1A	Baa3/BBB-	1,348,706
5,456	7.575%, 3/1/19, Ser. 99-2A	Baa2/A-	5,448,880
15,344	United AirLines, Inc., pass thru certificates, 7.186%, 4/1/11, Ser. 00-2 (a)	WR/NR	14,292,286
			62,643,082
Automotive – 1.2%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	6,026,492
6,000	Ford Motor Co., 9.98%, 2/15/47	Baa3/BB+	5,510,268
10,000	General Motors Corp., 9.40%, 7/15/21	Baa3/BB	8,361,970
			19,898,730
Banking – 1.9%
1,000	HSBC Capital Funding L.P., 4.61%, 6/27/13, VRN (b) (c) (d)	A1/A-	972,319
2,000	10.176%, 6/30/30, VRN (d)	A1/A-	3,181,872
625	NCNB, 9.375%, 9/15/09	Aa3/A+	746,125
9,706	Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C	A3/D	11,113,370
3,500	Royal Bank of Canada, 3.729%, 11/8/11, Ser. N (e)	Aa3/A+	3,509,177
2,000	Royal Bank of Scotland Group, Inc., 7.648%, 9/30/31, VRN (d)	A1/A	2,536,646
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08 (d)	A2/NR	8,711,768
			30,771,277
Chemicals – 0.6%
8,445	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	9,205,050
Computer Services – 0.5%
4,000	Electronic Data Systems Corp., 6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,100,984
3,500	7.125%, 10/15/09	Ba1/BBB-	3,770,063
			7,871,047
Diversified Manufacturing – 0.8%
5,000	Hutchison Whampoa Int'l Ltd., 7.45%, 11/24/33 (b)	A3/A-	5,878,290
5,760	Tyco International Group SA, 7.00%, 6/15/28	Baa3/BBB	6,901,839
			12,780,129
Electronics – 0.1%
1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,091,905

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Energy – 1.0%
$2,579	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	$2,814,116
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	12,859,548
			15,673,664
Financial Services – 0.8%
8,054	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)	Baa2/BBB-	9,452,284
2,500	Morgan Stanley, 3.421%, 1/15/10 (e)	Aa3/A+	2,502,760
			11,955,044
Financing – 4.8%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B2/B+	5,500,000
1,000	Beaver Valley Funding Corp., 8.625%, 6/1/07	Baa3/BB+	1,043,415
2,500	Canadian Oil Sands Trust, 4.80%, 8/10/09 (b)	Baa2/BBB+	2,517,925
1,000	Ford Motor Credit Co., 6.50%, 1/25/07	Baa2/BB+	1,002,009
21,240	7.75%, 2/15/07	Baa2/BB+	21,542,691
1,100	General Electric Capital Corp., 8.50%, 7/24/08	Aaa/AAA	1,233,881
4,990	9.83%, 12/15/08 (f)	NR/NR	6,043,252
7,000	General Motors Acceptance Corp., 4.05%, 1/16/07 (e)	Baa2/BB	6,740,251
5,000	8.00%, 11/1/31	Baa2/BB	4,192,790
5,000	8.875%, 6/1/10	Baa2/BB	5,063,140
9,200	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (b) (d)	Baa1/BBB	10,427,299
2,110	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (b) (d)	Baa1/BBB	2,327,429
7,500	Pemex Project Funding Master Trust, 8.625%, 2/1/22	Baa1/BBB	9,112,500
			76,746,582
Food Services – 0.4%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,609,005
1,500	Heinz (H.J.) Co., 6.189%, 12/1/20 (b)	A3/A	1,517,260
			7,126,265
Healthcare & Hospitals – 2.6%
8,510	HCA, Inc., 8.85%, 1/1/07	Ba2/BB+	9,030,148
800	9.00%, 12/15/14	Ba2/BB+	937,859
19,000	Healthsouth Corp., 7.625%, 6/1/12 (a)	WR/NR	18,335,000
7,400	Tenet Healthcare Corp., 6.375%, 12/1/11	B3/B	7,141,000
5,600	7.375%, 2/1/13	B3/B	5,516,000
			40,960,007
Holding Companies – 0.1%
2,000	Progress Capital Holdings, Inc., 7.17%, 11/1/06 (b)	Baa1/BBB-	2,078,154
Hotels/Gaming – 3.4%
900	Caesars Entertainment, Inc., 8.50%, 11/15/06	Ba1/BB+	951,750
1,000	8.875%, 9/15/08	Ba2/BB-	1,107,500
4,875	9.375%, 2/15/07	Ba2/BB-	5,228,437
4,000	Harrah's Operating Co., Inc., 5.50%, 7/1/10	Baa3/BBB-	4,083,596
3,730	8.00%, 2/1/11	Baa3/BBB-	4,242,923

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Hotels/Gaming (continued)
$4,950	ITT Corp., 7.375%, 11/15/15	Ba1/BB+	$5,463,563
3,750	7.75%, 11/15/25	Ba1/BB+	3,900,000
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	1,342,500
2,500	MGM Mirage, Inc., 8.50%, 9/15/10	Ba2/BB	2,768,750
7,250	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	Ba1/BB+	8,147,188
3,250	Station Casinos, Inc., 6.00%, 4/1/12	Ba3/BB-	3,274,375
8,838	Times Square Hotel Trust, 8.528%, 8/1/26 (b) (c) (f)	Baa3/BB+	10,826,756
3,250	Wynn Las Vegas LLC, 6.625%, 12/1/14 (b)	B2/B+	3,136,250
			54,473,588
Insurance – 0.1%
1,000	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A-	1,005,933
Miscellaneous – 1.6%
24,300	Morgan Stanley TRACERS, 5.870%, 3/1/07 (b) (c) (g)	A3/NR	24,726,927
Multi-Media – 9.1%
11,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB	13,494,866
3,000	COX Communications, Inc., 7.75%, 8/15/06	Baa3/BBB-	3,114,513
7,515	CSC Holdings, Inc., 7.25%, 7/15/08	B1/BB-	7,787,419
15,640	7.625%, 7/15/18	B1/BB-	16,343,800
10,535	7.875%, 2/15/18	B1/BB-	11,219,775
4,500	8.125%, 8/15/09, Ser. B	B1/BB-	4,803,750
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa1/BBB+	7,822,206
16,050	News America Holdings Corp., 7.43%, 10/1/26	Baa3/BBB-	18,658,285
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba3/BB+	16,725,000
5,000	Shaw Communications, Inc., 7.20%, 12/15/11	Ba2/BB+	5,350,000
8,000	8.25%, 4/11/10	Ba2/BB+	8,840,000
18,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	Baa1/BBB+	23,917,086
5,000	Time Warner, Inc., 7.70%, 5/1/32	Baa1/BBB+	6,332,975
			144,409,675
Oil & Gas – 8.4%
23,000	CenterPoint Energy Resources Corp., 7.75%, 2/15/11	Ba1/BBB	26,373,318
5,000	7.875%, 4/1/13, Ser. B	Ba1/BBB	5,935,140
3,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba3/BB-	3,262,500
3,043	Columbia Energy Group, 7.32%, 11/28/10, Ser. E	Baa2/BBB	3,083,639
3,800	7.42%, 11/28/15, Ser. F	Baa2/BBB	3,932,814
23,200	El Paso CGP Co., 7.42%, 2/15/37	Caa1/CCC+	20,010,000
5,000	7.625%, 9/1/08	Caa1/CCC+	5,050,000
1,000	EnCana Corp., 6.30%, 11/1/11	Baa2/A-	1,099,760
12,000	Gaz Capital, 8.625%, 4/28/34	Baa3/BB-	14,490,000
3,000	Kerr-McGee Corp., 5.875%, 9/15/06	Ba3/BB+	3,046,380
1,800	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (b)	NR/BB-	2,169,000
3,324	Ras Laffan Liquefied Natural Gas Co. Ltd., 3.437%, 9/15/09	Baa1/A-	3,272,053
1,500	Roseton/Danskammer, 7.67%, 11/8/16, Ser. B	Caa2/B	1,417,500

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Oil & Gas (continued)
$10,000	Southern Natural Gas Co., 8.875%, 3/15/10	B1/B-	$10,942,110
17,400	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	19,401,000
10,000	Williams Gas Pipelines Central, Inc., 7.375%, 11/15/06 (b) (c)	Ba1/BBB-	10,478,180
			133,963,394
Paper/Paper Products – 3.0%
23,500	Abitibi-Consolidated, Inc., 7.50%, 4/1/28	Ba3/BB-	19,622,500
10,000	8.50%, 8/1/29	Ba3/BB-	8,850,000
5,000	Georgia-Pacific Corp., 7.75%, 11/15/29	Ba3/BB+	5,643,750
9,750	8.875%, 2/1/10	Ba2/BB+	11,115,000
2,000	Smurfit Capital Funding plc, 7.50%, 11/20/25	B1/BB-	1,810,000
			47,041,250
Retail – 0.8%
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Ba1/BB+	13,325,000
Special Purpose Entity – 0.6%
10,000	Dow Jones CDX US High Yield, 8.25%, 6/29/10, Ser. 4-T1 (b) (g)	B3/NR	9,937,500
Telecommunications – 14.6%
35,000	AT&T Corp., 9.75%, 11/15/31	Ba1/BB+	44,625,000
10,000	Bellsouth Capital Funding Corp., 7.875%, 2/15/30	A2/A	12,811,590
1,016	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (b)	Caa2/NR	1,016,101
7,500	Citizens Communications Co., 9.00%, 8/15/31	Ba3/BB+	7,687,500
4,000	9.25%, 5/15/11	Ba3/BB+	4,450,000
6,372	MCI, Inc., 6.908%, 5/1/07	B2/B+	6,491,475
11,874	7.688%, 5/1/09	B2/B+	12,467,700
5,000	Nextel Communications, Inc., 6.875%, 10/31/13	Ba3/BB	5,337,500
10,000	7.375%, 8/1/15	Ba3/BB	10,862,500
21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	20,242,750
8,070	Qwest Capital Funding, Inc., 7.00%, 8/3/09	Caa2/B	7,676,587
15,600	7.90%, 8/15/10	Caa2/B	15,054,000
3,000	Qwest Corp., 7.25%, 9/15/25	Ba3/BB-	2,715,000
6,150	9.125%, 3/15/12 (b)	Ba3/BB-	6,703,500
7,950	Qwest Services Corp., 13.00%, 12/15/07 (b)	Caa1/B	8,754,937
1,000	Rogers Wireless Communications, Inc., 7.625%, 12/15/11 CAD (b)	Ba3/BB	831,240
12,340	Rogers Wireless, Inc., 9.75%, 6/1/16	Ba3/BB	14,746,300
25,000	Sprint Capital Corp., 6.90%, 5/1/19	Baa3/BBB-	28,498,900
2,900	8.375%, 3/15/12	Baa3/BBB-	3,482,538
1,350	Sprint Corp., 9.25%, 4/15/22	Baa3/BBB-	1,830,884
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A2/A+	16,919,880
			233,205,882

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Transportation – 0.0%
$250	CSX Corp., 9.00%, 8/15/06	Baa2/BBB	$264,964
Utilities – 11.4%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B1/B+	2,165,000
6,570	East Coast Power LLC 6.737%, 3/31/08, Ser. B	Baa3/BBB-	6,696,975
5,643	7.066%, 3/31/12, Ser. B	Baa3/BBB-	5,998,657
4,800	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	5,208,000
2,950	Indianapolis Power & Light , 7.375%, 8/1/07	Baa2/BBB-	3,111,159
22,000	Ipalco Enterprises, Inc. 8.375%, 11/14/08	Ba1/BB-	23,980,000
6,960	8.625%, 11/14/11	Ba1/BB-	7,830,000
5,000	Midwest Generation LLC, pass thru certificates 8.75%, 5/1/34	B1/B	5,600,000
30,060	8.30%, 7/2/09, Ser. A	B1/B+	32,013,900
17,345	8.56%, 1/2/16, Ser. B	B1/B+	19,166,225
1,000	Ohio Edison Co., 5.647%, 6/15/09 (b)	Baa2/BB+	1,042,125
42,500	PSEG Energy Holdings LLC 8.50%, 6/15/11	Ba3/BB-	45,687,500
2,000	10.00%, 10/1/09	Ba3/BB-	2,230,000
1,100	Public Service Electric & Gas Co., 4.00%, 11/1/08, Ser. C	A3/A-	1,092,249
10,493	South Point Energy Center LLC, 8.40%, 5/30/12 (b)	B3/B-	9,758,416
1,000	TECO Energy, Inc., 6.75%, 5/1/15 (b) (c)	Ba2/BB	1,027,500
8,000	Westar Energy, Inc., 7.875%, 5/1/07	Baa3/BBB-	8,522,984
			181,130,690
Waste Disposal – 0.5%
4,000	Allied Waste North America 7.25%, 3/15/15 (b)	B2/BB-	3,880,000
4,250	7.875%, 4/15/13	B2/BB-	4,335,000
			8,215,000
	Total Corporate Bonds & Notes (cost-$1,052,214,008)		1,150,500,739
SOVEREIGN DEBT OBLIGATIONS – 6.2%
Brazil – 2.0%
6,177	Federal Republic of Brazil 4.313%, 4/15/12 (e)	NR/NR	5,964,398
14,249	8.00%, 4/15/14	B1/BB-	14,626,102
4,750	11.00%, 1/11/12	B1/BB-	5,645,375
4,250	11.50%, 3/12/08	B1/BB-	4,908,750
			31,144,625
Mexico – 1.2%
4,000	United Mexican States 6.375%, 1/16/13	Baa1/BBB	4,290,000
3,000	8.00%, 9/24/22	Baa1/BBB	3,652,500
1,000	8.375%, 1/14/11	Baa1/BBB	1,169,000
7,000	11.375%, 9/15/16	Baa1/BBB	10,465,000
			19,576,500

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Panama – 0.9%
$6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	$7,212,000
6,000	10.75%, 5/15/20	Ba1/BB	7,962,000
			15,174,000
Peru – 1.0%
13,000	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	15,470,000
Russia – 1.0%
14,294	Russian Federation, 5.00%, 3/31/30, VRN	Baa3/BBB-	15,725,072
Ukraine – 0.1%
1,000	Ukraine Government, 7.65%, 6/11/13	B1/BB-	1,091,206
373	11.00%, 3/15/07	B1/BB-	398,253
			1,489,459
	Total Sovereign Debt Obligations (cost-$83,546,164)		98,579,656
ASSET-BACKED SECURITIES – 1.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, 1999-5 M1A	Ca/NR	7,773,386
2,368	GSAMP Trust, 3.64%, 6/25/34, 2004-SD1 A3 (e)	Aaa/AAA	2,396,134
4,538	Long Beach Mortgage Loan Trust, 4.74%, 3/25/32, 2001-4 M2 (e)	Baa1/NR	4,373,186
27	Nextcard Credit Card Master Note Trust, 3.89%, 12/15/06, 2000-1A B (b) (e)	B3/B-	26,808
2,509	Northwest Airlines, Inc., pass thru certificates, 7.67%, 1/2/15, 1996-1 A	Ba2/B+	1,870,653
9,995	United AirLines, Inc., 7.73%, 7/1/10, 2000-1 A2	WR/BBB-	9,070,487
	Total Asset-Backed Securities (cost-$24,584,915)		25,510,654
MUNICIPAL BONDS (e) (l) (m) – 1.4%
New Jersey – 1.4%
8,186	Tobacco Settlement Financing Corp. Rev., 8.224%, 6/1/32	NR/AA	8,369,858
5,000	9.094%, 6/1/24	NR/AA	5,465,700
8,334	9.594%, 6/1/32	NR/AA	9,048,390
	Total Municipal Bonds (cost-$19,993,243)		22,883,948
SENIOR LOANS (c) (h) (i) – 0.9%
Hotels/Gaming – 0.2%
2,939	Aladdin Gaming LLC, 5.56%, 8/31/10, Term A		2,949,640
61	7.10%, 8/31/10, Term B		60,986
			3,010,626

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Multi-Media – 0.6%
$9,900	Charter Communication, Inc., 5.98%, 4/26/11, Term B		$9,849,371
25	Charter Communications Holdings II, 6.37%, 4/27/11, Term B		24,872
			9,874,243
Utilities – 0.1%
714	AES Corp. (The) 5.25%, 8/10/11, Term B		720,268
714	5.57%, 4/30/08, Term B		720,268
			1,440,536
	Total Senior Loans (cost-$13,333,906)		14,325,405
U.S. GOVERNMENT AGENCY SECURITIES – 0.7%
6,514	Small Business Administration Participation Certificates, 5.24%, 8/1/23, 2003-20H 1	Aaa/AAA	6,740,139
2,126	6.03%, 2/10/12, 2002-P10A 1	Aaa/AAA	2,224,116
1,485	6.44%, 6/1/21, 2001-20F 1	Aaa/AAA	1,595,852
	Total U.S. Government Agency Securities (cost-$10,409,944)		10,560,107
U.S. TREASURY NOTES – 0.5%
800	3.375%, 10/15/09	Aaa/AAA	788,719
7,800	4.125%, 5/15/15 (j)	Aaa/AAA	7,878,008
	Total U.S. Treasury Notes (cost-$8,645,643)		8,666,727
MORTGAGE-BACKED SECURITIES – 0.5%
6,901	GSMPS Mortgage Loan Trust, 7.50%, 12/21/26, 1998-4 A (b) (cost-$7,430,735)	NR/NR	7,281,476
CONVERTIBLE BONDS – 0.3%
Telecommunications – 0.3%
5,000	Nextel Communications, Inc., 5.25%, 1/15/10 (cost-$4,983,373)	Ba3/BB	5,012,500
PREFERRED STOCK (b) (e) – 0.2%
Shares
Government – 0.2%
52,410	Fannie Mae, 7.00%, Ser. O (cost-$2,620,500)	Aa3/AA-	2,943,152
WARRANTS (c) (k) – 0.0%
Utilities – 0.0%
56,628	Reliant Energy, Inc., expiring 8/25/2008, (cost-$0)		450,613

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
SHORT-TERM INVESTMENTS – 15.9%
Corporate Notes – 9.9%
Automotive – 0.5%
$8,000	DaimlerChrysler Holding Corp., 3.89%, 9/26/05, Ser. D (e)	A3/BBB	$8,013,344
Financing – 3.4%
7,000	Ford Motor Credit Co., 3.54%, 6/30/05 (e)	Baa2/BB+	6,993,805
7,000	3.59%, 7/18/05 (e)	Baa2/BB+	6,987,113
10,000	7.60%, 8/1/05	Baa2/BB+	10,053,680
2,500	General Motors Acceptance Corp., 4.145%, 5/18/06 (e)	Baa2/BB	2,463,813
18,800	4.395%, 10/20/05 (e)	Baa2/BB	18,776,368
2,000	7.50%, 7/15/05	Baa2/BB	2,004,698
3,800	8.75%, 7/15/05	Baa2/BB	3,812,354
2,758	Morgan Stanley Group, Inc., 3.75%, 6/24/05, Ser. E (e)	Aa3/A+	2,758,419
			53,850,250
Food & Beverage – 0.3%
5,000	Nabisco, Inc., 6.85%, 6/15/05	A3/A-	5,005,280
Food Services – 0.2%
2,500	Delhaize America, Inc., 7.375%, 4/15/06	Ba1/BB+	2,566,815
755	Yum! Brands, Inc., 8.50%, 4/15/06	Baa3/BBB-	783,767
			3,350,582
Healthcare & Hospitals – 0.3%
5,000	HCA, Inc., 6.91%, 6/15/05	Ba2/BB+	5,005,355
Hotels/Gaming – 0.1%
1,000	La Quinta Inns, 7.40%, 9/15/05	Ba3/BB-	1,010,000
Metals & Mining – 0.1%
1,000	Rio Algom Ltd., 7.05%, 11/1/05	WR/NR	1,011,531
Multi-Media – 1.3%
5,000	Comcast, Inc., 8.875%, 9/15/05	Baa2/BBB	5,069,945
8,100	Lenfest Communications, Inc., 8.375%, 11/1/05	Baa2/BBB	8,249,648
551	TCI Communications, Inc., 8.00%, 8/1/05	Baa2/BBB	554,926
6,000	Tele-Communications-TCI Group, 7.25%, 8/1/05	Baa2/BBB	6,031,668
1,000	Viacom, Inc., 7.75%, 6/1/05	WR/NR	1,000,000
			20,906,187
Oil & Gas – 0.9%
1,200	ARCO, 10.875%, 7/15/05	Aa1/AA+	1,209,995
11,500	CenterPoint Energy Resources Corp., 8.125%, 7/15/05, Ser. B	Ba1/BBB	11,565,861
1,399	Duke Capital LLC, 6.25%, 7/15/05, Ser. A	Baa3/BBB-	1,403,447
			14,179,303
Paper/Paper Products – 0.5%
1,210	Champion International Corp., 7.10%, 9/1/05	Baa2/BBB	1,218,243
6,000	Georgia-Pacific Corp., 7.50%, 5/15/06	Ba3/BB+	6,195,000
			7,413,243
Pipelines – 0.1%
2,300	Duke Energy Field Services LLC, 7.50%, 8/16/05	Baa2/BBB	2,317,537

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
Retail – 0.3%
$5,000	Safeway, Inc., 2.50%, 11/1/05	Baa2/BBB	$4,969,775
Telecommunications – 0.4%
6,000	Cincinnati Bell Tele Co., 6.33%, 12/30/05	Ba2/NR	6,000,000
600	Qwest Corp., 6.625%, 9/15/05	Ba3/BB-	604,500
			6,604,500
Tobacco – 0.1%
2,000	Altria Group, Inc., 7.00%, 7/15/05	Baa2/BBB	2,007,658
Utilities – 1.4%
900	American Electric Power Co., Inc., 6.125%, 5/15/06, Ser. A	Baa3/BBB	918,450
7,400	Appalachian Power Co., 4.80%, 6/15/05, Ser. E	Baa2/BBB	7,403,559
2,961	Niagara Mohawk Power Corp., 6.625%, 7/1/05	A3/A+	2,969,001
1,000	Nisource Finance Corp., 7.625%, 11/15/05	Baa3/BBB	1,017,124
7,750	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	7,960,312
1,631	Progress Energy, Inc., 6.75%, 3/1/06	Baa2/BBB-	1,663,163
1,000	Public Service Electric & Gas Co., 9.125%, 7/1/05, Ser. BB	A3/A-	1,004,581
			22,936,190
	Total Corporate Notes (cost-$158,744,570)		158,580,735
Commercial Paper – 2.8%
Financial Services – 2.8%
9,200	UBS Finance, Inc., 3.165%, 8/30/05	P-1/A-1+	9,125,296
35,800	3.23%, 9/19/05	P-1/A-1+	35,440,926
	Total Commercial Paper (cost-$44,573,879)		44,566,222
U.S. Treasury Bills (l) – 2.3%
36,410	2.59%-2.99%, 6/2/05-9/15/05 (cost-$36,233,985)	Aaa/AAA	36,217,768
Repurchase Agreements – 0.9%
8,000	Agreement with CS First Boston Corp., dated 5/31/05, 2.90%, due 6/1/05, proceeds $8,000,644; collateralized by U.S. Treasury Inflationary Notes, 3.625%, 1/15/08, valued at $8,173,100 including accrued interest		8,000,000
5,845	Agreement with State Street Bank & Trust Co., dated 5/31/05, 2.65%, due 6/1/05, proceeds $5,845,430; collateralized by Freddie Mac, 2.875%, 9/15/05, valued at $5,965,845 including accrued interest		5,845,000
	Total Repurchase Agreements (cost-$13,845,000)		13,845,000
	Total Short-Term Investments (cost-$253,397,434)		253,209,725
PUT OPTIONS PURCHASED (k) – 0.0%
Contracts
552	Eurodollar Futures, Chicago Mercantile Exchange, strike price $93.75, expires 3/13/06		3,450
1,402	strike price $94.00, expires 12/19/05		8,763
446	strike price $94.25, expires 12/19/05		2,787
944	strike price $95.25, expires 9/19/05		5,900
256	strike price $95.38, expires 9/19/05		1,600
	Total Put Options Purchased (cost-$35,373)		22,500
	Total Investments before options written (cost-$1,481,195,238) – 100.4%		$1,599,947,202

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

Contracts		Value
CALL OPTIONS WRITTEN (k) – (0.4)%
(48,000,000)	Dow Jones CDX IG4 Credit Default Swap, strike rate 5.00%, expires 6/20/05	$(18,849)
(51,000,000)	strike rate 4.00%, expires 9/20/05	(235,988)
(16,050,000)	News America Holdings, strike price $100.00, expires 10/01/06	(2,039,955)
(1,273)	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $118.00, expires 6/24/05	(895,078)
(772)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $111.00, expires 8/26/05	(2,038,562)
(626)	strike price $113.00, expires 8/26/05	(792,281)
(700)	strike price $114.00, expires 6/24/05	(218,750)
(722)	strike price $116.00, expires 7/22/05	(90,250)
(150)	strike price $116.00, expires 8/26/05	(37,500)
(595)	strike price $117.00, expires 8/26/05	(74,375)
	Total Call Options Written (premiums received-$1,840,911)	(6,441,588)
PUT OPTIONS WRITTEN (k) – (0.0)%
(48,000,000)	Dow Jones CDX IG4 Credit Default Swap, strike rate 6.00%, expires 6/20/05	(68,367)
(51,000,000)	strike rate 8.50%, expires 9/20/05	(61,287)
(1,273)	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $110.00, expires 6/24/05	(19,891)
(700)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108.00, expires 6/24/05	(10,937)
(595)	strike price $109.00, expires 8/26/05	(74,375)
(722)	strike price $110.00, expires 7/22/05	(78,969)
(150)	strike price $110.00, expires 8/26/05	(32,812)
	Total Put Options Written (premiums received-$770,421)	(346,638)
	Total Options Written (premiums received-$2,611,332)	(6,788,226)
	Total Investments net of options written (cost-$1,478,583,906) – 100.0%	$1,593,158,976

Notes to Schedule of Investments:

(a)  Security in default.

(b)  144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(c)  Illiquid security.

(d)  Maturity date shown is date of next call date.

(e)  Floating Rate Security–Interest rate shown is the rate in effect at May 31, 2005.

(f)  Fair-valued.

(g)  Credit-linked trust certificate.

(h)  Private Placement. Restricted as to resale and may not have a readily available market.

(i)  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2005 (unaudited)

(j)  When-Issued or delayed-delivery security. To be delivered/settled after May 31, 2005.

(k)  Non-income producing.

(l)  All or partial amount segregated as initial margin on futures contracts.

(m)  Residual Interest Tax Exempt Municipal Bonds–the interest rate bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

CAD  -  Canadian Dollar.

FRN  -  Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2005.

NR  -  Not Rated

TRACERS  -  Traded Custody Receipts

VRN  -  Variable Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2005.

WR  -  Withdrawn Rating

PIMCO Corporate Opportunity Fund Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Investments, at value (cost-$1,481,195,238)	$1,599,947,202
Cash	1,725,149
Unrealized appreciation on swaps	109,511,242
Interest receivable	28,405,859
Receivable for investments sold/paydowns	11,020,974
Receivable for variation margin on futures contracts	1,501,973
Unrealized appreciation on forward foreign currency contracts	236,861
Periodic payments receivable on swaps	105,325
Prepaid expenses	59,398
Total Assets	1,752,513,983
Liabilities:
Premium for swaps sold	85,676,750
Unrealized depreciation on swaps	17,860,191
Payable for investments purchased	18,101,428
Dividends payable to common and preferred shareholders	9,089,448
Options written, at value (premiums received-$2,611,332)	6,788,226
Premiums on swaps sold	1,013,456
Investment management fees payable	810,740
Unrealized depreciation on forward foreign currency contracts	177,068
Accrued expenses	185,025
Total Liabilities	139,702,332
Preferred Shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 22,600 shares issued and outstanding)	565,000,000
Net Assets Applicable to Common Shareholders	$1,047,811,651
Composition of Net Assets Applicable to Common Shareholders:
Common stock:
Par value (($0.00001 per share, applicable to 64,705,169 shares issued and outstanding)	$647
Paid-in-capital in excess of par	922,030,314
Dividends in excess of net investment income	(7,957,185)
Accumulated net realized loss	(75,296,923)
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	209,034,798
Net Assets Applicable to Common Shareholders	$1,047,811,651
Net Asset Value Per Common Share	$16.19

PIMCO Corporate Opportunity Fund Statement of Operations

For the six months ended May 31, 2005 (unaudited)

Investment Income:
Interest	$54,564,765
Dividends	46,367
Total Investment Income	54,611,132
Expenses:
Investment management fees	4,855,955
Auction agent fees and commissions	716,092
Custodian and accounting agent fees	171,317
Reports and notices to shareholders	147,373
Audit and tax services	68,840
Trustees' fees and expenses	41,652
New York Stock Exchange listing fees	28,852
Transfer agent fees	12,314
Legal fees	9,780
Investor relations	8,008
Insurance expense	4,725
Miscellaneous	19,781
Total expenses	6,084,689
Less: custody credits earned on cash balances	(5,137)
Net expenses	6,079,552
Net Investment Income	48,531,580
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,056,775
Futures contracts	(1,300,880)
Options written	(1,610,633)
Swaps	(95,176,769)
Foreign currency transactions	1,285,802
Net change in unrealized appreciation/depreciation of:
Investments	(23,557,831)
Futures contracts	5,148,211
Options written	346,195
Swaps	93,308,348
Foreign currency transactions	1,120,418
Net realized and unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(1,380,364)
Net Increase in Net Assets Resulting from Investment Operations	47,151,216
Dividends and Distributions on Preferred Shares from:
Net investment income	(4,600,045)
Net realized gains	(3,080,828)
Total dividends and distributions on preferred shares	(7,680,873)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	39,470,343

PIMCO Corporate Opportunity Fund Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six months ended May 31, 2005 (unaudited)	Year ended November 30, 2004
Investment Operations:
Net investment income	$48,531,580	$111,240,005
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(77,745,705)	47,156,049
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	76,365,341	(24,465,231)
Net increase in net assets resulting from investment operations	47,151,216	133,930,823
Dividends and Distributions on Preferred Shares from:
Net investment income	(4,600,045)	(8,246,983)
Net realized gains	(3,080,828)	–
Total dividends and distributions to preferred shareholders	(7,680,873)	(8,246,983)
Net increase in net assets applicable to common shareholders resulting from investment operations	39,470,343	125,683,840
Dividends and Distributions on Common Shareholders from:
Net investment income	(53,255,018)	(110,462,266)
Net realized gains	(41,265,388)	(17,015,966)
Total dividends and distributions to common shareholders	(94,520,406)	(127,478,232)
Capital Share Transactions:
Reinvestment of dividends and distributions	9,642,791	6,585,600
Total increase (decrease) in net assets applicable to common shareholders	(45,407,272)	4,791,208
Net Assets Applicable to Common Shareholders:
Beginning of period	1,093,218,923	1,088,427,715
End of period (including undistributed (dividends in excess of) net investment income of $(7,957,185) and $1,366,298, respectively)	$1,047,811,651	$1,093,218,923
Common Shares Issued in Reinvestment of Dividends and Distributions:	582,980	391,980

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Opportunity Fund (the "Fund"), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the "Investment Manager"), formerly PA Fund Management LLC, serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to maximize total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund has employed a strategy of selling options on U. S. Treasury futures and other fixed income instruments. This strategy enables the Fund to capture premiums when Pacific Investment Management Company LLC (the "Sub-Adviser") believes future interest rate volatility is likely to be lower than the level of volatility implied in the options contracts. In addition, the Fund has also engaged in interest rate swaps as part of a strategy to enhance the Fund's income while managing interest rate risk and credit risk.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by the Sub-Adviser. Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions - Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(g) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions (the "Lender"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(j) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(m) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund's investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through December 31, 2007, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $3,156,371, in connection with its sub-advisory services for the six months ended May 31, 2005.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

3. Investment in Securities

For the six months ended May 31, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $209,657,408 and $256,425,881, respectively.

(a) Futures contracts outstanding at May 31, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation
Long: Financial Future Euro – 90 day	$17,500	3/13/06	$9,625
Financial Future Euro – 90 day	475,000	6/19/06	878,750
U.S. Treasury Bond	83,400	6/21/05	1,292,813
U.S. Treasury Bond	21,600	9/21/05	91,264
U.S. Treasury 10 year Note	24,500	6/21/05	477,009
		Total	$2,749,461

(b) Transactions in options written for the six months ended May 31, 2005:

	Contracts (000)	Premiums
Options outstanding, November 30, 2004	891,050	$3,312,500
Options written	461,423	7,575,708
Options terminated in closing purchase transactions	(950,714)	(7,896,431)
Options expired	(187,701)	(380,445)
Options outstanding, May 31, 2005	214,058	$2,611,332

(c) Credit default swaps contracts outstanding at May 31, 2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation
ABN Amro Bank N.V. Ford Motor Credit Co.	$2,000	6/20/07	3.10%	$57,427
Bank of America N.A. Dow Jones CDX	12,000	6/20/10	3.60%	200,400
Goldman Sachs Capital Markets Dow Jones CDX	10,000	6/20/10	3.60%	148,250
Goldman Sachs International Ford Motor Credit Co.	1,000	6/20/07	3.00%	26,741
HSBC Bank Ford Motor Credit Co.	1,000	6/20/06	3.25%	25,365
J.P. Morgan Chase &Co. American International Group	9,300	6/20/10	0.35%	2,143
Ford Motor Credit Co.	1,000	6/20/06	3.50%	28,015
Ford Motor Credit Co.	2,700	6/20/06	2.15%	32,415
General Motors Acceptance Corp.	4,000	6/20/06	2.80%	37,809
General Motors Acceptance Corp.	500	6/20/06	2.75%	4,390
General Motors Acceptance Corp.	20,000	6/20/06	2.63%	145,588
General Motors Acceptance Corp.	1,000	6/20/06	4.10%	23,251
General Motors Corp.	5,000	6/20/07	6.40%	149,454
Lehman Brothers Ford Motor Credit Co.	1,350	6/20/06	2.90%	28,792
Ford Motor Credit Co.	5,000	6/20/07	3.28%	162,067

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

3. Investment in Securities  (continued)

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation
Merrill Lynch & Co. Ford Motor Credit Co.	$3,000	6/20/07	3.45%	$112,027
Morgan Stanley Dean Witter Ford Motor Credit Co.	3,000	6/20/07	3.75%	130,901
Ford Motor Credit Co.	2,000	6/20/07	3.40%	72,399
Ford Motor Credit Co.	7,000	6/20/07	4.00%	191,114
General Motors Acceptance Corp.	10,000	6/20/06	2.80%	94,525
Wachovia Securities Inc. Ford Motor Credit Co.	1,000	6/20/07	3.41%	36,409
				$1,709,482

(d) Interest rate swap contracts outstanding at May 31, 2005:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Bear Stearns	$16,050	10/1/06	7.43%	3 month LIBOR plus 1.15%	$(583,949)
Goldman Sachs	1,650	12/24/24	3 month LIBOR	5.13%	107,801,760
Goldman Sachs	1,650	6/15/25	5.25%	3 month LIBOR	(17,276,242)
					$89,941,569

LIBOR-London Interbank Offered Rate

(e) Forward foreign currency contracts outstanding at May 31, 2005:

	U.S. $ Value Origination Date	U.S. $ Value May 31, 2005	Unrealized Appreciation (Depreciation)
Purchased:
€8,287,000 settling 06/20/05	$10,197,035	$10,019,968	$(177,068)
Sold:
€8,110,000 settling 06/20/05	10,475,514	10,238,653	236,861
			$59,793

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

4. Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $1,481,195,238. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $135,017,252, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $16,265,288, net unrealized appreciation for federal income tax purposes is $118,751,964.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended May 31, 2005, the Fund received $16,929,068 from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

5. Auction Preferred Shares

The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the six months ended May 31, 2005, the annualized dividend rate ranged from:

	High	Low	At May 31, 2005
Series M	3.30%	2.11%	3.12%
Series T	3.40%	2.10%	3.11%
Series W	3.46%	2.07%	3.09%
Series TH	3.51%	2.07%	3.12%
Series F	3.30%	2.07%	3.14%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On June 1, 2005, a dividend of $0.1375 per share was declared to common shareholders payable July 1, 2005 to shareholders of record on June 10, 2005.

On July 1, 2005, a dividend of $0.1375 per share was declared to common shareholders payable August 1, 2005 to shareholders of record on July 15, 2005.

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (''open-end funds'') advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

7. Legal Proceedings (continued)

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (''NJAG'') announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ''shelf space'' arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ''market timing,'' and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ''revenue sharing'' with brokers offering ''shelf space'' and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2005 (unaudited)

7. Legal Proceedings (continued)

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ''Applicants'') have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Adviser to perform their duties under the investment management or portfolio management agreements, as the case may be.It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

PIMCO Corporate Opportunity Fund Financial Highlights

For a share of common stock outstanding throughout each period

	Six months ended May 31, 2005 (unaudited)		Year Ended November 30, 2004	For the period December 27, 2002* through November 30, 2003
Net asset value, beginning of period	$17.05		$17.08	$14.33	**
Investment Operations:
Net investment income	0.76		1.74	1.62
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.03)		0.36	2.71
Total from investment operations	0.73		2.10	4.33
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.07)		(0.13)	(0.08)
Net realized gains	(0.05)		–	–
Total dividends and distributions on preferred shares	(0.12)		(0.13)	(0.08)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.61		1.97	4.25
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.83)		(1.73)	(1.38)
Net realized gains	(0.64)		(0.27)	–
Total dividends and distributions to common shareholders	(1.47)		(2.00)	(1.38)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	(0.02)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	(0.10)
Total capital share transactions	–		–	(0.12)
Net asset value, end of period	$16.19		$17.05	$17.08
Market price, end of period	$16.78		$17.01	$16.88
Total Investment Return (1)	7.79%		13.29%	22.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,047,812		$1,093,219	$1,088,428
Ratio of expenses to average net assets (2)(3)	1.15	%(4)	1.13%	1.07	%(4)
Ratio of net investment income to average net assets (2)	9.20	%(4)	10.31%	11.13	%(4)
Preferred shares asset coverage per share	$71,348		$73,362	$73,145
Portfolio turnover	14%		64%	26%

* Commencement of operations.

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).

(4) Annualized.

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Trustees and Principal Officers

Robert E. Connor
Chairman of the Board of Trustees

Paul Belica
Trustee

John J. Dalessandro II
Trustee

David C. Flattum
Trustee

Hans W. Kertess
Trustee

R. Peter Sullivan III
Trustee

Brian S. Shlissel
President & Chief Executive Officer

Newton B. Schott, Jr.
Vice President

Mark R. Kiesel
Vice President

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Secretary

Youse Guia
Chief Compliance Officer

Jennifer A. Patula
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.allianzinvestors.com (ii) on the commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room in Washington, D.C. (800) SEC-0330.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge, upon request by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund's transfer agent at 1-800-331-1710.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrant

Not required in this filing.

Item 6. Schedule of Investments Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required at the time of this filing

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

			Total Number
			Of Shares Purchased	Maximum Number of
	Total Number	Average	As Part Of Publicly	Shares That May Yet Be
	Of Shares	Price Paid	Announced Plans Or	Purchased Under The Plans
Period	Purchased	Per Share	Programs	Or Programs

December 2004	N/A	17.03	61,140	N/A
December 2004	N/A	16.83	58,770	N/A
January 2005	N/A	16.47	287,647	N/A
February 2005	N/A	16.64	60,881	N/A
March 2005	N/A	16.61	59,560	N/A
April 2005	N/A	N/A	N/A	N/A
May 2005	N/A	15.87	54,982	N/A

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)   The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)   Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)   Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date August 5, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date August 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date August 5, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date August 5, 2005